Share capital	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$

Balance – December 31, 2022	32,913,955	268,194
Exercise of stock options	8,735	149
Issuance of common shares under employee share purchase plan	8,785	322
Release of restricted share units	18,442	653
Issuance of common shares related to contingent consideration	50,550	1,625
Purchase of common shares held for cancellation under normal course issuer bid	(279,676)	(2,242)
Balance – June 30, 2023	32,720,791	268,701

On April 27, 2023, the Company issued a total of 50,550 common shares from treasury as part of the contingent consideration earn-out payments due to the sellers of forMetris Société par Actions Simplifiée for meeting certain revenue conditions in the second year following the date of acquisition. The shares were issued based on the fair value thereof, which was determined to be $32.09 (C$44.74). The equity settlement resulted in a reduction to the contingent consideration balance as at June 30, 2022.

On May 15, 2023, the Company announced the commencement of a normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,650,672 of its common shares, representing approximately 5% of the public float, over the 12-month period commencing May 18, 2023, and ending no later than May 17, 2024. All repurchases are made through the facilities of the Toronto Stock Exchange and are done at market prices. The amounts paid above the average book value of the common shares are charged to retained earnings. During the three and six months ended June 30, 2023, the Company repurchased a total of 279,676 common shares for cancellation at an average price of $36.60 (C$48.43) per common share for total cash consideration of $10,236. As at June 30, 2023, $429 of cash consideration related to common share repurchases was recorded in accounts payable and accrued liabilities.

In connection with the NCIB, the Company entered into an automatic share purchase plan ("ASPP") with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker is authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

A liability representing the maximum amount that the Company could be required to pay the designated broker under the ASPP of $41,958 as at June 30, 2023. The amount was charged to retained earnings.